PIMCO Funds

Supplement Dated August 17, 2010 to the

Strategic Markets Funds Institutional Class, Class P, Administrative Class and Class D Prospectus,

dated July 31, 2010

Disclosure Related to the PIMCO CommoditiesPLUS™ Short Strategy Fund and the PIMCO Tax

Managed Real Return Fund

Effective immediately, the fifth sentence of the fifth complete paragraph of the “Principal Investment Strategies” section of the PIMCO CommoditiesPLUS™ Short Strategy Fund’s Fund Summary on page 11 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to within 1% (plus or minus) of the foreign currency exposure of the Index, which as of July 31, 2010, was 0%.

In addition, effective immediately, the last sentence of the first complete paragraph of the “Principal Investment Strategies” section of the PIMCO Tax Managed Real Return Fund’s Fund Summary on page 101 of the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of the fixed income portion of this Fund will vary based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates and under normal market conditions is not expected to exceed eight years.

Additionally, effective immediately, the second sentence of the first complete paragraph of the “Characteristics and Risks of Securities and Investment Techniques – Foreign (Non-U.S.) Securities – Emerging Market Securities” section on page 146 of the Prospectus is deleted in its entirety and replaced with the following:

The PIMCO CommoditiesPLUS™ Strategy Fund may invest up to 5% of its total assets in securities and instruments that are economically tied to emerging market countries.

Additionally, effective immediately, the duration for the PIMCO Tax Managed Real Return Fund in the “Descriptions of the Underlying PIMCO Funds” section on page 156 of the Prospectus is deleted in its entirety and replaced with the following:

Duration

≤ 8 years for the fixed income portion of the Fund

Investors Should Retain This Supplement For Future Reference

PF0001A SUPP 081710

PIMCO Funds

Supplement Dated August 17, 2010 to the

Strategic Markets Funds Class A, Class B, Class C and Class R Prospectus,

dated July 31, 2010

Disclosure Related to the PIMCO Tax Managed Real Return Fund (the “Fund”)

Effective immediately, the last sentence of the first complete paragraph of the “Principal Investment Strategies” section of the Fund’s Fund Summary on page 93 of the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of the fixed income portion of this Fund will vary based on Pacific Investment Management Company LLC’s (“PIMCO”) forecast for interest rates and under normal market conditions is not expected to exceed eight years.

In addition, effective immediately, the duration for the Fund in the “Descriptions of the Underlying PIMCO Funds” section on page 152 of the Prospectus is deleted in its entirety and replaced with the following:

Duration

≤ 8 years for the fixed income portion of the Fund

Investors Should Retain This Supplement For Future Reference

AZ960_SUPP_081710